Employee Benefit Plan	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Employee Benefit Plan
18. Employee Benefit Plan
The Company maintains a 401(k) Savings Plan (the “Plan”) for the U.S. employees. Under the Plan, eligible employees may contribute, subject to statutory limitations, a percentage of their salary to the Plan. Contributions made by the Company are made at the discretion of the Board of Directors and vest immediately. During the years ended December 31, 2019, 2018 and 2017, the Company made employer contributions of $2,290, $1,883 and $1,006, respectively.

As part of the NuTech Medical acquisition (see Note “1. Nature of Business and Basis of Presentation”), the Company inherited the Savings Incentive Match Plan for Employees (“SIMPLE”) IRA plan for all eligible former NuTech Medical employees. The plan, which operates as a tax deferred employer-provided retirement plan, allows eligible employees to contribute part of their pre-tax
compensation to the plan. Employers are required to make either matching contributions, or non-elective
contributions, which are paid to eligible employees regardless of whether the employee made salary-reducing contributions to the plan. Plan participants may elect to make pre-tax
contributions up to the maximum amount allowed by the Internal Revenue Service. The Company is required to make matching contributions up to 3% for all qualifying employees. The Company terminated the SIMPLE IRA plan as of January 1, 2018.